Note 11 - Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Deposits and Weighted Average Interest Rates [Table Text Block]
	2015			2014
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$151,737	27.1%	0.00%	$118,073	23.8%
NOW accounts	0.04	82,425	14.7	0.02	75,553	15.2
Savings accounts	0.09	66,421	11.9	0.07	46,672	9.4
Money market accounts	0.22	159,959	28.6	0.25	158,798	32.0
		460,542	82.3		399,096	80.4
Certificates by rate:
0-0.99%		85,391	15.3		81,197	16.3
1-1.99%		12,611	2.3		13,629	2.7
2-2.99%		733	0.1		2,721	0.6
3-3.99%		110	0.0		107	0.0
Total certificates	0.53	98,845	17.7	0.61	97,654	19.6
Total deposits	0.17	$559,387	100.0%	0.21	$496,750	100.0%

Scheduled Maturities of Certificates of Deposit [Table Text Block]
	2015		2014
(Dollars in thousands)	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1-6 months	$36,040	0.44%	$32,925	0.52%
7-12 months	26,019	0.37	26,764	0.49
13-36 months	28,706	0.65	29,929	0.68
Over 36 months	8,080	1.05	8,036	1.03
	$98,845	0.53	$97,654	0.61

Schedule of Interest Expense Domestic Deposit Liabilities [Table Text Block]
(Dollars in thousands)	2015	2014	2013
NOW accounts	$17	15	15
Savings accounts	42	31	34
Money market accounts	347	414	372
Certificates	528	751	1,383
	$934	1,211	1,804